GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION, Condensed Consolidating Statements of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	$ 257,097	$ 268,643	$ 306,193		$ 307,289	$ 239,176	$ 242,370	$ 297,889	$ 294,491	$ 200,107		$ 1,121,301	$ 1,034,857	$ 995,906
Cost of products sold	215,251					196,261						877,102	824,325	779,946
Gross profit	41,846	57,218	70,693		73,373	42,915	49,899	65,822	67,029	27,782		244,199	210,532	215,960
Operating expenses:
Selling, general and administrative expenses	38,216					34,993						147,242	138,912	130,460
Intercompany administrative charges	0					0						0	0	0
Amortization of intangible assets	4,202					6,719						26,937	26,689	27,099
Write-off of previously capitalized offering costs												0	0	1,571
Total operating expenses	42,418					41,712						174,179	165,601	159,130
Operating earnings	(572)					1,203						70,020	44,931	56,830
Foreign currency gain	(33)					68						409	492	510
Intercompany interest	0					0						0	0	0
Interest expense	(23,668)					(25,056)						(103,133)	(101,488)	(122,992)
Interest income	15					15						91	104	159
Gain (loss) on modification or extinguishment of debt												(3,607)	(27,863)	98,187
Intercompany administrative income	0					0						0	0	0
Income (loss) before equity in subsidiaries' income (loss)	(24,258)					(23,770)						(36,220)	(83,824)	32,694
Equity in subsidiaries' income (loss)	0					0						0	0	0
Income (loss) before provision for income taxes	(24,258)					(23,770)						(36,220)	(83,824)	32,694
Provision for income taxes	3,849					1,872						2,835	683	5,027
Net income (loss)	(28,107)	(15,007)	(3,673)	[1]	5,267	(25,642)	(15,220)	(458)	2,063	(70,892)	[2]	(39,055)	(84,507)	27,667
Other comprehensive income (loss):
Currency translation	(768)					663						835	(691)	1,639
Minimum pension liability for actuarial loss, net of tax												(1,103)	(6,600)	(740)
Comprehensive (loss) income	(28,875)					(24,979)						(39,323)	(91,798)	28,566
Guarantor Ply Gem Holdings, Inc. [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0					0						0	0	0
Cost of products sold	0					0						0	0	0
Gross profit	0					0						0	0	0
Operating expenses:
Selling, general and administrative expenses	0					0						0	0	0
Intercompany administrative charges	0					0						0	0	0
Amortization of intangible assets	0					0						0	0	0
Write-off of previously capitalized offering costs														0
Total operating expenses	0					0						0	0	0
Operating earnings	0					0						0	0	0
Foreign currency gain	0					0						0	0	0
Intercompany interest	0					0						0	0	0
Interest expense	0					0						0	0	0
Interest income	0					0						0	0	0
Gain (loss) on modification or extinguishment of debt												0	0	0
Intercompany administrative income	0					0						0	0	0
Income (loss) before equity in subsidiaries' income (loss)	0					0						0	0	0
Equity in subsidiaries' income (loss)	(28,107)					(25,642)						(39,055)	(84,507)	27,667
Income (loss) before provision for income taxes	(28,107)					(25,642)						(39,055)	(84,507)	27,667
Provision for income taxes	0					0						0	0	0
Net income (loss)	(28,107)					(25,642)						(39,055)	(84,507)	27,667
Other comprehensive income (loss):
Currency translation	0					0						0	0	0
Minimum pension liability for actuarial loss, net of tax												0	0	0
Comprehensive (loss) income	(28,107)					(25,642)						(39,055)	(84,507)	27,667
Issuer Ply Gem Industries, Inc. [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0					0						0	0	0
Cost of products sold	0					0						0	0	0
Gross profit	0					0						0	0	0
Operating expenses:
Selling, general and administrative expenses	5,590					4,290						19,871	14,748	14,765
Intercompany administrative charges	0					0						0	0	0
Amortization of intangible assets	0					60						0	36	36
Write-off of previously capitalized offering costs														1,571
Total operating expenses	5,590					4,350						19,871	14,784	16,372
Operating earnings	(5,590)					(4,350)						(19,871)	(14,784)	(16,372)
Foreign currency gain	0					0						0	0	0
Intercompany interest	21,075					25,682						102,729	102,729	106,899
Interest expense	(23,657)					(25,055)						(103,112)	(101,486)	(122,881)
Interest income	1					1						5	6	17
Gain (loss) on modification or extinguishment of debt												(3,607)	(27,863)	98,187
Intercompany administrative income	8,038					3,561						18,259	16,070	13,782
Income (loss) before equity in subsidiaries' income (loss)	(133)					(161)						(5,597)	(25,328)	79,632
Equity in subsidiaries' income (loss)	(27,974)					(25,481)						(33,458)	(59,179)	(52,648)
Income (loss) before provision for income taxes	(28,107)					(25,642)						(39,055)	(84,507)	26,984
Provision for income taxes	0					0						0	0	(683)
Net income (loss)	(28,107)					(25,642)						(39,055)	(84,507)	27,667
Other comprehensive income (loss):
Currency translation	0					0						0	0	0
Minimum pension liability for actuarial loss, net of tax												(673)	(3,091)	(292)
Comprehensive (loss) income	(28,107)					(25,642)						(39,728)	(87,598)	27,375
Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	242,683					224,652						1,051,312	967,694	922,240
Cost of products sold	203,890					185,067						826,496	777,256	730,896
Gross profit	38,793					39,585						224,816	190,438	191,344
Operating expenses:
Selling, general and administrative expenses	28,727					26,936						112,073	109,061	101,767
Intercompany administrative charges	5,969					3,034						15,202	13,287	12,143
Amortization of intangible assets	4,202					6,659						26,937	26,653	27,063
Write-off of previously capitalized offering costs														0
Total operating expenses	38,898					36,629						154,212	149,001	140,973
Operating earnings	(105)					2,956						70,604	41,437	50,371
Foreign currency gain	0					0						0	0	0
Intercompany interest	(21,075)					(25,682)						(102,729)	(102,729)	(106,086)
Interest expense	(11)					0						(18)	(1)	(111)
Interest income	3					10						65	83	121
Gain (loss) on modification or extinguishment of debt												0	0	0
Intercompany administrative income	0					0						0	0	0
Income (loss) before equity in subsidiaries' income (loss)	(21,188)					(22,716)						(32,078)	(61,210)	(55,705)
Equity in subsidiaries' income (loss)	0					0						0	0	0
Income (loss) before provision for income taxes	(21,188)					(22,716)						(32,078)	(61,210)	(55,705)
Provision for income taxes	4,644					2,105						3,150	(170)	3,273
Net income (loss)	(25,832)					(24,821)						(35,228)	(61,040)	(58,978)
Other comprehensive income (loss):
Currency translation	0					0						0	0	0
Minimum pension liability for actuarial loss, net of tax												(430)	(3,509)	(448)
Comprehensive (loss) income	(25,832)					(24,821)						(35,658)	(64,549)	(59,426)
Non-Guarantor Subsidiary [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	14,414					14,524						69,989	67,163	73,666
Cost of products sold	11,361					11,194						50,606	47,069	49,050
Gross profit	3,053					3,330						19,383	20,094	24,616
Operating expenses:
Selling, general and administrative expenses	3,899					3,767						15,298	15,103	13,928
Intercompany administrative charges	2,069					527						3,057	2,783	1,639
Amortization of intangible assets	0					0						0	0	0
Write-off of previously capitalized offering costs														0
Total operating expenses	5,968					4,294						18,355	17,886	15,567
Operating earnings	(2,915)					(964)						1,028	2,208	9,049
Foreign currency gain	(33)					68						409	492	510
Intercompany interest	0					0						0	0	(813)
Interest expense	0					(1)						(3)	(1)	0
Interest income	11					4						21	15	21
Gain (loss) on modification or extinguishment of debt												0	0	0
Intercompany administrative income	0					0						0	0	0
Income (loss) before equity in subsidiaries' income (loss)	(2,937)					(893)						1,455	2,714	8,767
Equity in subsidiaries' income (loss)	0					0						0	0	0
Income (loss) before provision for income taxes	(2,937)					(893)						1,455	2,714	8,767
Provision for income taxes	(795)					(233)						(315)	853	2,437
Net income (loss)	(2,142)					(660)						1,770	1,861	6,330
Other comprehensive income (loss):
Currency translation	(768)					663						835	(691)	1,639
Minimum pension liability for actuarial loss, net of tax												0	0	0
Comprehensive (loss) income	(2,910)					3						2,605	1,170	7,969
Consolidating Adjustments [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0					0						0	0	0
Cost of products sold	0					0						0	0	0
Gross profit	0					0						0	0	0
Operating expenses:
Selling, general and administrative expenses	0					0						0	0	0
Intercompany administrative charges	(8,038)					(3,561)						(18,259)	(16,070)	(13,782)
Amortization of intangible assets	0					0						0	0	0
Write-off of previously capitalized offering costs														0
Total operating expenses	(8,038)					(3,561)						(18,259)	(16,070)	(13,782)
Operating earnings	8,038					3,561						18,259	16,070	13,782
Foreign currency gain	0					0						0	0	0
Intercompany interest	0					0						0	0	0
Interest expense	0					0						0	0	0
Interest income	0					0						0	0	0
Gain (loss) on modification or extinguishment of debt												0	0	0
Intercompany administrative income	(8,038)					(3,561)						(18,259)	(16,070)	(13,782)
Income (loss) before equity in subsidiaries' income (loss)	0					0						0	0	0
Equity in subsidiaries' income (loss)	56,081					51,123						72,513	143,686	24,981
Income (loss) before provision for income taxes	56,081					51,123						72,513	143,686	24,981
Provision for income taxes	0					0						0	0	0
Net income (loss)	56,081					51,123						72,513	143,686	24,981
Other comprehensive income (loss):
Currency translation	0					0						0	0	0
Minimum pension liability for actuarial loss, net of tax												0	0	0
Comprehensive (loss) income	$ 56,081					$ 51,123						$ 72,513	$ 143,686	$ 24,981

[1]	The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.